Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Intangible Assets

6.Intangible Assets

Amortization of definite-lived intangible assets for the years ended December 31, 2017, 2016, 2015, was $137,000, $359,000 and  $1.1 million respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):

2018	$103
2019	47
2020	36
2021	32
2022	23
Thereafter	46

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2017
Referral networks	$21,140	$(21,140)	$-
Covenants not to compete	9,519	(9,291)	228
Customer lists	1,217	(1,217)	-
Reacquired franchise rights	1,298	(1,239)	59
Subtotal - definite-lived intangibles	33,174	(32,887)	287
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	3,128	-	3,128
Total	$87,752	$(32,887)	$54,865

December 31, 2016
Referral networks	$21,729	$(21,528)	$201
Covenants not to compete	9,533	(9,295)	238
Customer lists	1,215	(1,215)	-
Reacquired franchise rights	1,261	(1,187)	74
Subtotal - definite-lived intangibles	33,738	(33,225)	513
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	3,102	-	3,102
Total	$88,290	$(33,225)	$55,065